JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.7%
Aerospace & Defense — 1.1%
AAR Corp. *	107	4,473
Astronics Corp. *	208	3,754
Maxar Technologies, Inc.	109	4,111
Moog, Inc., Class A	33	2,711
Triumph Group, Inc. *	45	831

		15,880

Air Freight & Logistics — 0.5%
Echo Global Logistics, Inc. *	223	6,995
Hub Group, Inc., Class A *	6	404

		7,399

Airlines — 1.1%
Allegiant Travel Co. *	19	4,710
Hawaiian Holdings, Inc. *	108	2,891
SkyWest, Inc. *	156	8,499

		16,100

Auto Components — 1.6%
Adient plc *	122	5,392
American Axle & Manufacturing Holdings, Inc. *	48	461
Cooper Tire & Rubber Co.	47	2,653
Dana, Inc.	226	5,495
Gentherm, Inc. *	69	5,084
Goodyear Tire & Rubber Co. (The) *	245	4,306

		23,391

Banks — 15.6%
1st Source Corp.	59	2,783
American National Bankshares, Inc.	3	109
Atlantic Capital Bancshares, Inc. *	41	998
Atlantic Union Bankshares Corp.	5	180
BancFirst Corp. (a)	68	4,821
BancorpSouth Bank	42	1,374
Banner Corp.	23	1,216
Brookline Bancorp, Inc.	171	2,567
Bryn Mawr Bank Corp.	17	760
Cadence BanCorp	386	8,010
Cathay General Bancorp	316	12,878
Central Pacific Financial Corp.	243	6,475
Central Valley Community Bancorp	13	241
Century Bancorp, Inc., Class A (a)	2	177
CIT Group, Inc.	322	16,565
Citizens & Northern Corp.	8	178
City Holding Co.	35	2,854
Columbia Banking System, Inc.	122	5,266
Community Bank System, Inc.	68	5,248
Community Trust Bancorp, Inc.	66	2,909
Customers Bancorp, Inc. *	61	1,938
East West Bancorp, Inc.	7	483
Enterprise Financial Services Corp.	115	5,676
Equity Bancshares, Inc., Class A *	53	1,444
Farmers National Banc Corp.	60	999
Financial Institutions, Inc.	38	1,139
First Bancorp (a)	17	718
First BanCorp (Puerto Rico)	656	7,390
First Citizens BancShares, Inc., Class A (a)	4	3,009
First Commonwealth Financial Corp.	522	7,504
First Community Bankshares, Inc.	33	978
First Financial Corp.	11	504
First Hawaiian, Inc.	51	1,407
First Interstate BancSystem, Inc., Class A	36	1,678
First Merchants Corp.	104	4,850
First Midwest Bancorp, Inc. (a)	99	2,169
First Northwest Bancorp	12	199
Flushing Financial Corp.	79	1,686
Fulton Financial Corp.	203	3,457
Glacier Bancorp, Inc.	32	1,832
Great Southern Bancorp, Inc.	20	1,122
Great Western Bancorp, Inc.	292	8,848
Hancock Whitney Corp.	93	3,907
Home BancShares, Inc.	208	5,637
HomeTrust Bancshares, Inc.	86	2,099
Hope Bancorp, Inc.	842	12,683
Independent Bank Corp.	30	702
Investors Bancorp, Inc.	527	7,745
Mercantile Bank Corp.	10	334
OFG Bancorp (Puerto Rico) (a)	56	1,274
Old National Bancorp	265	5,125
Pacific Premier Bancorp, Inc.	55	2,385
Pinnacle Financial Partners, Inc.	27	2,376
Preferred Bank	10	605
RBB Bancorp	21	422
Renasant Corp. (a)	8	327
S&T Bancorp, Inc.	12	412
Sandy Spring Bancorp, Inc.	85	3,687
Select Bancorp, Inc. *	117	1,292
Simmons First National Corp., Class A	204	6,047
Tompkins Financial Corp. (a)	12	1,001
TriState Capital Holdings, Inc. *	14	318
Trustmark Corp.	280	9,428
UMB Financial Corp.	121	11,153
Valley National Bancorp	25	343
Washington Trust Bancorp, Inc.	21	1,058
Webster Financial Corp.	60	3,329
West BanCorp, Inc.	7	170
Westamerica BanCorp	89	5,600
Western Alliance Bancorp	18	1,728

		225,826

Biotechnology — 2.6%
89bio, Inc. * (a)	73	1,724
Arcus Biosciences, Inc. *	147	4,126
Enanta Pharmaceuticals, Inc. * (a)	16	764
Epizyme, Inc. * (a)	105	910
Fate Therapeutics, Inc. * (a)	77	6,340
Five Prime Therapeutics, Inc. *	72	2,693
Iovance Biotherapeutics, Inc. *	106	3,353
Myriad Genetics, Inc. *	53	1,608
NexImmune, Inc. * (a)	89	1,696
Novavax, Inc. * (a)	43	7,815
Protagonist Therapeutics, Inc. *	253	6,553

		37,582

Building Products — 1.3%
Builders FirstSource, Inc. *	308	14,265
Cornerstone Building Brands, Inc. *	76	1,062
Gibraltar Industries, Inc. *	17	1,574
Quanex Building Products Corp.	73	1,923

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Resideo Technologies, Inc. *	17	489

		19,313

Capital Markets — 1.8%
Artisan Partners Asset Management, Inc., Class A	17	882
Blucora, Inc. *	73	1,215
Cowen, Inc., Class A (a)	113	3,961
Donnelley Financial Solutions, Inc. *	98	2,722
Federated Hermes, Inc.	85	2,648
Piper Sandler Cos.	21	2,248
Stifel Financial Corp.	143	9,154
Virtus Investment Partners, Inc.	14	3,391

		26,221

Chemicals — 1.8%
AdvanSix, Inc. *	16	426
Avient Corp.	108	5,096
FutureFuel Corp.	120	1,742
HB Fuller Co.	5	340
Koppers Holdings, Inc. *	111	3,869
Kraton Corp. *	29	1,065
Minerals Technologies, Inc.	32	2,425
PQ Group Holdings, Inc.	63	1,047
Trinseo SA	56	3,578
Tronox Holdings plc, Class A	357	6,535

		26,123

Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	178	9,074
ACCO Brands Corp.	610	5,150
Cimpress plc (Ireland) *	6	561
Deluxe Corp.	45	1,901
Heritage-Crystal Clean, Inc. *	41	1,101
Herman Miller, Inc. (a)	158	6,506
HNI Corp.	36	1,404
Pitney Bowes, Inc.	120	985
Quad/Graphics, Inc. *	362	1,279
SP Plus Corp. *	56	1,833
Steelcase, Inc., Class A	313	4,508
Team, Inc. *	80	927

		35,229

Communications Equipment — 0.5%
ADTRAN, Inc.	179	2,982
Comtech Telecommunications Corp.	19	474
Infinera Corp. * (a)	397	3,820

		7,276

Construction & Engineering — 4.5%
Aegion Corp. *	79	2,271
API Group Corp. * (b)	121	2,498
Arcosa, Inc.	95	6,177
Argan, Inc. (a)	115	6,109
EMCOR Group, Inc.	135	15,085
MasTec, Inc. *	116	10,832
Matrix Service Co. * (a)	386	5,060
MYR Group, Inc. *	26	1,835
Primoris Services Corp.	240	7,945
Tutor Perini Corp. *	379	7,190

		65,002

Construction Materials — 0.2%
Summit Materials, Inc., Class A *	79	2,219

Consumer Finance — 0.9%
Enova International, Inc. *	69	2,462
EZCORP, Inc., Class A *	144	715
Navient Corp.	329	4,712
Nelnet, Inc., Class A	49	3,572
PROG Holdings, Inc.	25	1,091
Regional Management Corp.	18	620

		13,172

Containers & Packaging — 0.4%
Greif, Inc., Class A	11	650
Myers Industries, Inc.	20	387
O-I Glass, Inc. *	216	3,179
Pactiv Evergreen, Inc.	67	922

		5,138

Distributors — 0.4%
Core-Mark Holding Co., Inc.	117	4,538
ThredUp, Inc., Class A *	61	1,421

		5,959

Diversified Consumer Services — 0.3%
Houghton Mifflin Harcourt Co. * (a)	665	5,068

Diversified Financial Services — 0.0%(c)
Marlin Business Services Corp.	17	237

Diversified Telecommunication Services — 0.5%
Consolidated Communications Holdings, Inc. * (a)	422	3,036
Liberty Latin America Ltd., Class A (Chile) *	105	1,342
Liberty Latin America Ltd., Class C (Chile) * (a)	202	2,625

		7,003

Electric Utilities — 0.6%
ALLETE, Inc.	17	1,135
IDACORP, Inc.	9	850
Portland General Electric Co.	140	6,650
Spark Energy, Inc., Class A (a)	51	544

		9,179

Electrical Equipment — 0.5%
AZZ, Inc.	36	1,813
Bloom Energy Corp., Class A *	32	868
LSI Industries, Inc.	32	272
Powell Industries, Inc.	107	3,624
Thermon Group Holdings, Inc. *	29	559

		7,136

Electronic Equipment, Instruments & Components — 1.5%
Benchmark Electronics, Inc.	240	7,415
Sanmina Corp. *	49	2,044
ScanSource, Inc. *	193	5,792
Vishay Intertechnology, Inc.	245	5,907

		21,158

Energy Equipment & Services — 1.1%
Bristow Group, Inc. *	15	392
ChampionX Corp. *	117	2,551
Helix Energy Solutions Group, Inc. *	128	646
NexTier Oilfield Solutions, Inc. *	294	1,095
Oceaneering International, Inc. *	207	2,365
Oil States International, Inc. *	173	1,045
Patterson-UTI Energy, Inc. (a)	281	2,003

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
ProPetro Holding Corp. *	335	3,569
Select Energy Services, Inc., Class A *	125	624
Solaris Oilfield Infrastructure, Inc., Class A	81	999

		15,289

Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Class A * (a)	72	733
Cinemark Holdings, Inc. * (a)	57	1,157

		1,890

Equity Real Estate Investment Trusts (REITs) — 6.9%
Acadia Realty Trust	77	1,468
Agree Realty Corp.	30	2,026
Alexander & Baldwin, Inc.	178	2,996
American Assets Trust, Inc.	69	2,245
American Finance Trust, Inc.	169	1,661
Broadstone Net Lease, Inc.	134	2,447
CareTrust REIT, Inc.	54	1,253
CatchMark Timber Trust, Inc., Class A	41	413
Centerspace	13	884
Chatham Lodging Trust *	45	597
City Office REIT, Inc.	171	1,818
Colony Capital, Inc. * (a)	348	2,256
Columbia Property Trust, Inc.	30	506
CorePoint Lodging, Inc. *	30	273
DiamondRock Hospitality Co. *	523	5,390
Easterly Government Properties, Inc.	29	605
Essential Properties Realty Trust, Inc.	68	1,559
First Industrial Realty Trust, Inc.	47	2,166
Getty Realty Corp.	159	4,515
Gladstone Commercial Corp.	124	2,425
Global Medical REIT, Inc.	29	375
Global Net Lease, Inc.	90	1,620
Healthcare Realty Trust, Inc.	63	1,901
Highwoods Properties, Inc.	16	691
Innovative Industrial Properties, Inc. (a)	12	2,144
Kite Realty Group Trust	105	2,031
Lexington Realty Trust	158	1,760
Mack-Cali Realty Corp.	81	1,252
National Health Investors, Inc.	3	217
New Senior Investment Group, Inc.	569	3,545
NexPoint Residential Trust, Inc.	6	272
Physicians Realty Trust	123	2,165
Piedmont Office Realty Trust, Inc., Class A	161	2,788
PotlatchDeltic Corp.	91	4,826
QTS Realty Trust, Inc., Class A (a)	17	1,042
Retail Opportunity Investments Corp.	110	1,747
Retail Properties of America, Inc., Class A	198	2,076
RLJ Lodging Trust	73	1,128
Ryman Hospitality Properties, Inc. *	7	512
Sabra Health Care REIT, Inc.	284	4,924
Service Properties Trust	167	1,978
SITE Centers Corp.	191	2,585
STAG Industrial, Inc.	136	4,571
Summit Hotel Properties, Inc. *	39	394
Sunstone Hotel Investors, Inc. *	661	8,236
UMH Properties, Inc.	53	1,022
Urban Edge Properties	97	1,604
Urstadt Biddle Properties, Inc., Class A	42	701
Xenia Hotels & Resorts, Inc. *	211	4,111

		99,721

Food & Staples Retailing — 0.3%
Andersons, Inc. (The)	17	465
Rite Aid Corp. * (a)	51	1,036
SpartanNash Co. (a)	27	534
United Natural Foods, Inc. * (a)	61	1,993

		4,028

Food Products — 1.3%
Darling Ingredients, Inc. *	218	16,048
Fresh Del Monte Produce, Inc. (a)	63	1,795
Seneca Foods Corp., Class A *	18	866

		18,709

Gas Utilities — 1.0%
New Jersey Resources Corp.	42	1,683
Northwest Natural Holding Co.	17	906
ONE Gas, Inc.	54	4,145
Southwest Gas Holdings, Inc.	81	5,586
Spire, Inc.	28	2,032

		14,352

Health Care Equipment & Supplies — 0.5%
Avanos Medical, Inc. *	45	1,960
Invacare Corp.	140	1,126
LivaNova plc *	15	1,121
Natus Medical, Inc. *	3	82
Utah Medical Products, Inc.	6	502
Varex Imaging Corp. * (a)	61	1,248
ViewRay, Inc. *	289	1,256

		7,295

Health Care Providers & Services — 1.1%
Cross Country Healthcare, Inc. *	205	2,559
Owens & Minor, Inc.	145	5,443
Patterson Cos., Inc.	18	572
Tenet Healthcare Corp. *	143	7,420
Tivity Health, Inc. * (a)	21	471

		16,465

Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc. *	493	7,402
Computer Programs and Systems, Inc. (a)	17	508
Evolent Health, Inc., Class A *	128	2,576

		10,486

Hotels, Restaurants & Leisure — 2.0%
BJ’s Restaurants, Inc. *	77	4,466
Boyd Gaming Corp. *	73	4,328
Brinker International, Inc. *	83	5,912
Marriott Vacations Worldwide Corp. *	57	9,894
Penn National Gaming, Inc. * (a)	46	4,854

		29,454

Household Durables — 1.3%
Hooker Furniture Corp.	44	1,590
Lifetime Brands, Inc.	44	648
Meritage Homes Corp. *	34	3,098
Purple Innovation, Inc. * (a)	100	3,162
Tri Pointe Homes, Inc. *	448	9,115
Tupperware Brands Corp. *	39	1,019

		18,632

Household Products — 0.5%
Central Garden & Pet Co., Class A *	98	5,080

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Spectrum Brands Holdings, Inc.	23	1,938

		7,018

Independent Power and Renewable Electricity Producers — 0.5%
Clearway Energy, Inc.	140	3,701
Clearway Energy, Inc., Class C	139	3,911

		7,612

Insurance — 1.5%
Ambac Financial Group, Inc. *	47	778
American Equity Investment Life Holding Co.	113	3,572
Argo Group International Holdings Ltd.	45	2,255
CNO Financial Group, Inc.	306	7,431
FedNat Holding Co.	12	56
Heritage Insurance Holdings, Inc.	80	882
Horace Mann Educators Corp.	26	1,110
MBIA, Inc. * (a)	51	491
ProAssurance Corp.	80	2,141
Stewart Information Services Corp.	47	2,451
United Insurance Holdings Corp. (a)	62	443

		21,610

Interactive Media & Services — 0.6%
Cars.com, Inc. *	345	4,475
Yelp, Inc. *	103	4,005

		8,480

Internet & Direct Marketing Retail — 0.2%
Groupon, Inc. *	54	2,714

IT Services — 1.0%
CONTRA BMTECHNOLOGIES *	11	123
IBEX Holdings Ltd. *	157	3,447
LiveRamp Holdings, Inc. *	40	2,080
Perspecta, Inc.	127	3,689
Sykes Enterprises, Inc. *	102	4,475

		13,814

Machinery — 3.1%
AGCO Corp.	52	7,413
Albany International Corp., Class A	5	417
Altra Industrial Motion Corp.	137	7,563
Astec Industries, Inc.	73	5,475
Barnes Group, Inc.	32	1,565
CIRCOR International, Inc. * (a)	16	564
Douglas Dynamics, Inc.	23	1,043
EnPro Industries, Inc.	25	2,166
Graham Corp.	14	197
LB Foster Co., Class A *	18	324
Manitowoc Co., Inc. (The) *	79	1,627
Meritor, Inc. *	64	1,877
Navistar International Corp. * (a)	13	577
Rexnord Corp.	59	2,797
Terex Corp.	108	4,989
TriMas Corp. *	19	570
Wabash National Corp.	300	5,640

		44,804

Marine — 0.1%
Costamare, Inc. (Monaco)	121	1,167

Media — 1.1%
AMC Networks, Inc., Class A * (a)	86	4,550
comScore, Inc. *	635	2,322
Gannett Co., Inc. * (a)	234	1,258
Hemisphere Media Group, Inc. *	162	1,892
National CineMedia, Inc.	96	443
Sinclair Broadcast Group, Inc., Class A (a)	102	2,973
WideOpenWest, Inc. *	217	2,950

		16,388

Metals & Mining — 3.3%
Alcoa Corp. *	173	5,624
Allegheny Technologies, Inc. *	211	4,452
Arconic Corp. *	178	4,519
Carpenter Technology Corp.	44	1,815
Century Aluminum Co. *	47	828
Cleveland-Cliffs, Inc.	519	10,434
Coeur Mining, Inc. *	110	993
Commercial Metals Co. (a)	189	5,832
Hecla Mining Co. (a)	315	1,794
Kaiser Aluminum Corp.	32	3,547
SunCoke Energy, Inc.	477	3,342
Warrior Met Coal, Inc.	194	3,325
Worthington Industries, Inc.	16	1,067

		47,572

Mortgage Real Estate Investment Trusts (REITs) — 2.4%
Apollo Commercial Real Estate Finance, Inc. (a)	88	1,229
Ares Commercial Real Estate Corp.	116	1,593
Blackstone Mortgage Trust, Inc., Class A (a)	180	5,568
Cherry Hill Mortgage Investment Corp. (a)	15	144
Ellington Financial, Inc.	124	1,985
Granite Point Mortgage Trust, Inc.	110	1,311
Great Ajax Corp.	18	199
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	87	4,864
KKR Real Estate Finance Trust, Inc. (a)	144	2,648
Ladder Capital Corp.	289	3,404
New York Mortgage Trust, Inc.	177	793
PennyMac Mortgage Investment Trust (a)	152	2,977
Redwood Trust, Inc.	511	5,320
TPG RE Finance Trust, Inc. (a)	185	2,068
Two Harbors Investment Corp. (a)	165	1,212

		35,315

Multiline Retail — 0.9%
Dillard’s, Inc., Class A	68	6,567
Macy’s, Inc. *	431	6,976

		13,543

Multi-Utilities — 0.7%
Avista Corp.	73	3,471
Black Hills Corp.	87	5,809
Unitil Corp.	34	1,549

		10,829

Oil, Gas & Consumable Fuels — 3.4%
Antero Resources Corp. *	173	1,763
Arch Resources, Inc. * (a)	71	2,941
Berry Corp.	440	2,424
CNX Resources Corp. * (a)	102	1,496
CVR Energy, Inc.	119	2,281
Delek US Holdings, Inc.	127	2,757

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
DHT Holdings, Inc.	113	671
Dorian LPG Ltd. *	125	1,643
Falcon Minerals Corp.	274	1,228
Green Plains, Inc. * (a)	159	4,312
International Seaways, Inc.	43	839
Kosmos Energy Ltd. (Ghana) *	184	564
Magnolia Oil & Gas Corp., Class A * (a)	275	3,154
Ovintiv, Inc.	325	7,752
PDC Energy, Inc. *	155	5,343
Range Resources Corp. *	341	3,520
Renewable Energy Group, Inc. *	50	3,269
REX American Resources Corp. *	19	1,633
Talos Energy, Inc. *	50	602
W&T Offshore, Inc. * (a)	298	1,069

		49,261

Paper & Forest Products — 1.2%
Domtar Corp.	136	5,026
Glatfelter Corp.	129	2,205
Louisiana-Pacific Corp.	28	1,564
Neenah, Inc.	27	1,382
Schweitzer-Mauduit International, Inc.	93	4,564
Verso Corp., Class A	141	2,063

		16,804

Personal Products — 0.6%
BellRing Brands, Inc., Class A *	314	7,411
Edgewell Personal Care Co.	47	1,873

		9,284

Pharmaceuticals — 0.7%
Endo International plc *	726	5,380
Intra-Cellular Therapies, Inc. *	59	1,998
Lannett Co., Inc. * (a)	656	3,465

		10,843

Professional Services — 2.3%
Barrett Business Services, Inc.	53	3,617
GP Strategies Corp. *	140	2,445
Heidrick & Struggles International, Inc.	75	2,683
Huron Consulting Group, Inc. *	68	3,411
Insperity, Inc.	6	477
KBR, Inc.	113	4,327
Kelly Services, Inc., Class A *	133	2,955
Korn Ferry	100	6,249
TrueBlue, Inc. *	324	7,129

		33,293

Real Estate Management & Development — 0.2%
Realogy Holdings Corp. *	219	3,309

Road & Rail — 0.8%
ArcBest Corp.	148	10,414
Covenant Logistics Group, Inc., Class A *	23	478

		10,892

Semiconductors & Semiconductor Equipment — 1.9%
Amkor Technology, Inc.	225	5,325
Cohu, Inc. *	96	3,996
Maxeon Solar Technologies Ltd. * (a)	40	1,275
NeoPhotonics Corp. *	292	3,485
SMART Global Holdings, Inc. * (a)	172	7,919
SunPower Corp. * (a)	25	823
Veeco Instruments, Inc. * (a)	193	4,003

		26,826

Software — 1.0%
ACI Worldwide, Inc. *	61	2,310
Asure Software, Inc. *	171	1,309
MicroStrategy, Inc., Class A * (a)	12	8,281
SecureWorks Corp., Class A *	46	610
Synchronoss Technologies, Inc. * (a)	675	2,411

		14,921

Specialty Retail — 4.1%
Aaron’s Co., Inc. (The)	12	320
Abercrombie & Fitch Co., Class A *	337	11,565
Bed Bath & Beyond, Inc. *	150	4,358
Caleres, Inc.	167	3,647
Children’s Place, Inc. (The) * (a)	24	1,687
Genesco, Inc. * (a)	87	4,142
Group 1 Automotive, Inc.	30	4,718
Haverty Furniture Cos., Inc. (a)	72	2,685
Lithia Motors, Inc., Class A	13	4,915
Murphy USA, Inc.	9	1,359
ODP Corp. (The) *	121	5,225
Signet Jewelers Ltd. * (a)	81	4,720
Sleep Number Corp. *	27	3,860
Sonic Automotive, Inc., Class A	71	3,515
Zumiez, Inc. *	75	3,200

		59,916

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp. *	55	1,506
Diebold Nixdorf, Inc. * (a)	150	2,123

		3,629

Textiles, Apparel & Luxury Goods — 0.8%
G-III Apparel Group Ltd. *	183	5,515
Lakeland Industries, Inc. *	97	2,700
Movado Group, Inc.	15	413
Wolverine World Wide, Inc.	93	3,544

		12,172

Thrifts & Mortgage Finance — 4.1%
Axos Financial, Inc. *	123	5,773
ESSA Bancorp, Inc.	11	171
Essent Group Ltd.	189	8,962
HomeStreet, Inc.	76	3,358
Kearny Financial Corp.	162	1,959
Luther Burbank Corp.	53	627
Meridian Bancorp, Inc.	168	3,089
MGIC Investment Corp.	274	3,799
Mr. Cooper Group, Inc. *	89	3,080
NMI Holdings, Inc., Class A *	73	1,714
Northfield Bancorp, Inc.	337	5,365
PennyMac Financial Services, Inc.	57	3,838
Premier Financial Corp.	45	1,513
Radian Group, Inc.	317	7,364
Washington Federal, Inc.	188	5,778
Western New England Bancorp, Inc.	35	297
WSFS Financial Corp.	46	2,272

		58,959

Trading Companies & Distributors — 2.9%
Applied Industrial Technologies, Inc.	20	1,778
Boise Cascade Co.	53	3,177
DXP Enterprises, Inc. *	62	1,883
GMS, Inc. *	137	5,703
H&E Equipment Services, Inc.	19	718

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Herc Holdings, Inc. *	157	15,948
MRC Global, Inc. *	305	2,756
NOW, Inc. *	709	7,155
Veritiv Corp. *	53	2,242
WESCO International, Inc. *	4	333

		41,693

Wireless Telecommunication Services — 0.1%
Gogo, Inc. * (a)	82	793

TOTAL COMMON STOCKS (Cost $916,345)		1,401,393

SHORT-TERM INVESTMENTS — 6.0%
INVESTMENT COMPANIES — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (d) (e) (Cost $13,439)	13,437	13,444

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 5.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (d) (e)	59,306	59,312
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (d) (e)	14,088	14,088

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $73,400)		73,400

TOTAL SHORT-TERM INVESTMENTS (Cost $86,839)		86,844

Total Investments — 102.7% (Cost $1,003,184)		1,488,237
Liabilities in Excess of Other Assets — (2.7)%		(39,576)

Net Assets — 100.0%		1,448,661

Percentages indicated are based on net assets.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $71,976.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	379	06/2021	USD	42,132	(381)

Abbreviations

USD	United States Dollar

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,488,237	$—	$—	$1,488,237

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(381)	$—	$—	$(381)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10%(a)(b)	$14,798	$298,447	$299,795	$(5)	$(1)	$13,444	13,437	$26	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13%(a)(b)	64,032	215,000	219,700	(12)	(8)	59,312	59,306	116	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04%(a)(b)	5,596	174,628	166,136	—	—	14,088	14,088	4	—

Total	$84,426	$688,075	$685,631	$(17)	$(9)	$86,844		$146	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.